Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2024
Trade and other payables
Schedule of trade and other payables
	06.30.2024	06.30.2023
Customers´ advances (*)	38,829	33,768
Trade payables	9,460	10,499
Accrued invoices	7,784	9,110
Admission fees (*)	29,409	30,354
Other income to be accrued	473	539
Tenant deposits	483	524
Total trade payables	86,438	84,794
Taxes payable	5,594	10,488
Other payables	18,972	36,395
Total other payables	24,566	46,883
Total trade and other payables	111,004	131,677
Non-current	38,317	36,551
Current	72,687	95,126
Total	111,004	131,677